JOHN HANCOCK FUNDS III

200 Berkeley Street

Boston, Massachusetts 02116

September 18, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of:
John Hancock U.S. Quality Growth Fund (the “Fund”)
File No. 811-21777
Preliminary Proxy Materials on Schedule 14A under the Securities Exchange Act of 1934

Ladies and Gentlemen:

On behalf of the Fund, we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Fund’s preliminary proxy statement and form of proxy (the “Proxy Materials”) relating to a special meeting of shareholders of the Fund to be held on December 18, 2020. It is anticipated that the Proxy Materials will be first sent to the Fund’s shareholders on or about November 10, 2020.

If you have any questions or comments concerning the foregoing, please call the undersigned at 617-572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary of the Trust